SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 25,276.9
Fair Value	27,274.7
Amount At Which Shown In The Balance Sheet	27,274.7
Fixed maturities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	20,209.9
Fair Value	20,201.7
Amount At Which Shown In The Balance Sheet	20,201.7
Fixed maturities | Bonds | US Government and Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,688.8
Fair Value	6,645.9
Amount At Which Shown In The Balance Sheet	6,645.9
Fixed maturities | Bonds | State and local government obligations
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,285.6
Fair Value	2,297.1
Amount At Which Shown In The Balance Sheet	2,297.1
Fixed maturities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	192.5
Fair Value	193.6
Amount At Which Shown In The Balance Sheet	193.6
Fixed maturities | Bonds | Corporate And Other Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	4,804.7
Fair Value	4,804.1
Amount At Which Shown In The Balance Sheet	4,804.1
Fixed maturities | Bonds | Asset-backed Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6,043.4
Fair Value	6,050.0
Amount At Which Shown In The Balance Sheet	6,050.0
Fixed maturities | Redeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	194.9
Fair Value	211.0
Amount At Which Shown In The Balance Sheet	211.0
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,197.6
Fair Value	4,203.6
Amount At Which Shown In The Balance Sheet	4,203.6
Equity securities | Common Stocks, by Industry | Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	106.8
Fair Value	177.5
Amount At Which Shown In The Balance Sheet	177.5
Equity securities | Common Stocks, by Industry | Financials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	285.8
Fair Value	685.0
Amount At Which Shown In The Balance Sheet	685.0
Equity securities | Common Stocks, by Industry | Industrials
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,106.4
Fair Value	2,537.3
Amount At Which Shown In The Balance Sheet	2,537.3
Equity securities | Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	698.6
Fair Value	803.8
Amount At Which Shown In The Balance Sheet	803.8
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	2,869.4
Fair Value	2,869.4
Amount At Which Shown In The Balance Sheet	$ 2,869.4